ATR QM Data Fields

Loans in Report: 1

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
BRAVO202640197	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
1